SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12:-    SHAREHOLDERS' EQUITY

a.         Pertinent rights and privileges conferred by Ordinary shares:

The Ordinary shares of the Company are listed on the NASDAQ Global Market. The Ordinary shares confer upon their holders the right to receive notice to participate and vote in the general meetings of the Company and the right to receive dividends, if declared.

b.         Issued and outstanding share capital: 16,269,022 Ordinary shares at December 31, 2014 and 16,398,872 Ordinary shares at December 31, 2015.

c.         Stock Option Plan:

On October 27, 2003, the Company's Board of Directors approved the Company's 2003 Israeli Share Option Plan ("the 2003 Plan"). Under the 2003 Plan, stock options may be periodically granted to employees, directors, officers and consultants of the Company or its subsidiaries in accordance with the decision of the Board of Directors of the Company (or a committee appointed by it). The Board of Directors also has the authority to determine the vesting schedule and exercise price of options granted under the 2003 Plan.

In May 2008, the Board of Directors approved an amendment to the 2003 Plan, which was approved by the shareholders in August 2008, which increased the number of Ordinary shares available for issuance under the 2003 Plan by an additional 1,000,000 shares and the termination of the 2003 Plan was extended from October 2013 to October 2018. Any options that are cancelled or forfeited before expiration become available for future grant.

On June 23, 2010, the Company's Annual General Meeting approved the Company's 2010 Israeli Share Option Plan, or the 2010 Plan, which authorizes the grant of options to employees, officers, directors and consultants of the Company and its subsidiaries.  The ordinary shares that remain available for futures option grants under the 2003 Plan as of the date of the adoption of the 2010 Plan and any ordinary shares that become available in the future under the 2003 Plan as a result of expiration, cancellation or relinquishment of any option currently outstanding under the 2003 Plan will be rolled over to the 2010 Plan.  No additional options will be granted under the 2003 Plan. In June 2013, the Company's shareholders approved an increase to the number of ordinary shares available for issuance under the 2010 Plan by additional 500,000 shares. The 2010 Plan has a term of ten years.

As of December 31, 2015, 664,275 Ordinary shares were available for future option grants.

A summary of employee option activity under the Company's stock option plans as of December 31, 2015 and changes during the year ended December 31, 2015 are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual life (in months)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2015	1,017,332	4.33	33.3	1,507
Granted	383,000	4.48	60.08
Exercised	(129,850)	3.88
Forfeited	(395,232)	4.35

Outstanding at December 31, 2015	875,250	4.45	40	59

Vested and expected to vest at December 31, 2015	705,600	4.38	42.7	59

Exercisable at December 31, 2015	380,083	4.42	8.53	39

The weighted-average grant-date fair value of options granted during the year ended December 31, 2014 and 2015 were $ 0.65 and $ 1.56, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the fourth quarter of fiscal 2015 and the exercise price, multiplied by the number of in-the-money options). This amount changes, based on the fair market value of the Company's stock. The total intrinsic value of options exercised for the year ended December 31, 2015 was $ 162 As of December 31, 2015, there was approximately $ 500 of unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans. This cost is expected to be recognized over a period of 3.75 years.

The options outstanding as of December 31, 2015 are follows:

Options outstanding as of December 31, 2015	Exercise price	Weighted average remaining contractual life	Options exercisable as of December 31, 2015
		(In months)
36,000	4.25	43.03	18,000
291,250	4.35	25.2	213,750
55,000	3.53	17.03	55,000
85,000	5.14	16.03	85,000
25,000	5.16	44.03	8,333
209,000	4.15	56.51	-
150,000	4.96	62.5	-
24,000	4.4	65.23	-

875,250		40	380,083

  Warrants:

On January 2013, as part of the acquisition of CyberSeal, the Company issued to CyberSeal's former owners warrants having a fair value of $ 1,500 to purchase 898,204 of the Company's Ordinary shares at an exercise price of $ 4.16 per share. 50% of the warrants became exercisable on December 31, 2013 and will expire on December 30, 2018. The remaining 50% became exercisable on December 31, 2014 and will expire on December 30, 2019. The fair value of the warrants was calculated using the Binominal model. The Company recognized the $ 1,500 as part of its additional paid-in capital.

e.              Dividends:

Dividends, if any, will be declared and paid in U.S. dollars. Dividends paid to shareholders in Israel will be converted into NIS on the basis of the exchange rate prevailing at the date of payment. The Company has determined that it will not distribute dividends out of tax-exempt profits.